NOTE 7 - COMMITMENTS & CONTINGENCIES (Details) - Non-cancelable Operating Leases (USD $)	Dec. 31, 2013
Non-cancelable Operating Leases [Abstract]
Year ending December 31, 2013	$ 34,046
Total	$ 34,046